Shareholder Report	12 Months Ended	17 Months Ended
	Dec. 31, 2024 USD ($) holding	Dec. 31, 2024 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
Entity Central Index Key	0000814680
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000241896 [Member]
Shareholder Report [Line Items]
Fund Name	VP Avantis Global Equity Allocation Fund
Class Name	Class I
Trading Symbol	AVVPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VP Avantis Global Equity Allocation Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/vpdocs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/vpdocs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.44%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
VP Avantis Global Equity Allocation Fund Class I returned 12.83% for the reporting period ended December 31, 2024.
The fund seeks long-term capital appreciation. The commentary below refers to the fund's performance compared to the MSCI ACWI IMI.
•	Against a backdrop of moderating inflation through much of the period, central bank rate cuts and persistent growth, global stocks rallied. The U.S. market was the main driver of global stock market performance, outpacing its developed and emerging markets peers for the period.
•	The primary driver of underperformance for the period was the portfolio’s underweight versus the index to mega caps and overweights to large-, mid- and small-cap companies. On the year, differences in returns among size segments were meaningful. Mega caps were the highest performers, besting large and small caps with greater outperformance versus smaller companies.
•	A focus on more attractive valuations helped partially offset relative results. In particular, the portfolio’s underweight to stocks with the lowest combined book-to-market and profitability characteristics contributed. This area of the market underperformed the rest of the market.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 20, 2023 through December 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Class I	12.83%	12.40%	7/20/23
MSCI ACWI IMI	16.37%	14.62%	—

Performance Inception Date		Jul. 20, 2023
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 592,536	$ 592,536
Holdings Count | holding	18	18
Advisory Fees Paid, Amount	$ 2,321
Investment Company, Portfolio Turnover	0.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	66.0%
International Equity Funds	33.5%
Short-Term Investments	16.6%
Other Assets and Liabilities	(16.1)%

C000241897 [Member]
Shareholder Report [Line Items]
Fund Name	VP Avantis Global Equity Allocation Fund
Class Name	Class II
Trading Symbol	AVVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VP Avantis Global Equity Allocation Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/vpdocs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/vpdocs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$73	0.69%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
VP Avantis Global Equity Allocation Fund Class II returned 12.55% for the reporting period ended December 31, 2024.
The fund seeks long-term capital appreciation. The commentary below refers to the fund's performance compared to the MSCI ACWI IMI.
•	Against a backdrop of moderating inflation through much of the period, central bank rate cuts and persistent growth, global stocks rallied. The U.S. market was the main driver of global stock market performance, outpacing its developed and emerging markets peers for the period.
•	The primary driver of underperformance for the period was the portfolio’s underweight versus the index to mega caps and overweights to large-, mid- and small-cap companies. On the year, differences in returns among size segments were meaningful. Mega caps were the highest performers, besting large and small caps with greater outperformance versus smaller companies.
•	A focus on more attractive valuations helped partially offset relative results. In particular, the portfolio’s underweight to stocks with the lowest combined book-to-market and profitability characteristics contributed. This area of the market underperformed the rest of the market.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 20, 2023 through December 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Class II	12.55%	12.13%	7/20/23
MSCI ACWI IMI	16.37%	14.62%	—

Performance Inception Date		Jul. 20, 2023
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 592,536	$ 592,536
Holdings Count | holding	18	18
Advisory Fees Paid, Amount	$ 2,321
Investment Company, Portfolio Turnover	0.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	66.0%
International Equity Funds	33.5%
Short-Term Investments	16.6%
Other Assets and Liabilities	(16.1)%

C000241895 [Member]
Shareholder Report [Line Items]
Fund Name	VP Avantis Global Equity Allocation Fund
Class Name	Class Y
Trading Symbol	AVVYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VP Avantis Global Equity Allocation Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/vpdocs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/vpdocs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
VP Avantis Global Equity Allocation Fund Class Y returned 13.23% for the reporting period ended December 31, 2024.
The fund seeks long-term capital appreciation. The commentary below refers to the fund's performance compared to the MSCI ACWI IMI.
•	Against a backdrop of moderating inflation through much of the period, central bank rate cuts and persistent growth, global stocks rallied. The U.S. market was the main driver of global stock market performance, outpacing its developed and emerging markets peers for the period.
•	The primary driver of underperformance for the period was the portfolio’s underweight versus the index to mega caps and overweights to large-, mid- and small-cap companies. On the year, differences in returns among size segments were meaningful. Mega caps were the highest performers, besting large and small caps with greater outperformance versus smaller companies.
•	A focus on more attractive valuations helped partially offset relative results. In particular, the portfolio’s underweight to stocks with the lowest combined book-to-market and profitability characteristics contributed. This area of the market underperformed the rest of the market.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 20, 2023 through December 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Class Y	13.23%	12.79%	7/20/23
MSCI ACWI IMI	16.37%	14.62%	—

Performance Inception Date		Jul. 20, 2023
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 592,536	$ 592,536
Holdings Count | holding	18	18
Advisory Fees Paid, Amount	$ 2,321
Investment Company, Portfolio Turnover	0.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	66.0%
International Equity Funds	33.5%
Short-Term Investments	16.6%
Other Assets and Liabilities	(16.1)%